Other Liabilities	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Liabilities [Abstract]
Other Liabilities

2.5 Other liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Current
Accrued compensation to employees(1)	534	508
Accrued defined benefit liability (Refer to Note 2.14)(3)	1	—
Accrued expenses(1)	986	949
Withholding taxes and others(3)	382	442
Liabilities of controlled trusts (1)	25	26
Liability towards contingent consideration(2)	—	12
Capital creditors(1)	37	82
Financial liability under option arrangements(2)(5)	60	73
Other non-financial liabilities(3)	1	4
Other financial liabilities (1)(4)	73	307
Total Current other liabilities	2,099	2,403
Non-current
Accrued compensation to employees(1)	1	1
Accrued expenses(1)	213	198
Accrued defined benefit liability (Refer to Note 2.14)(3)	19	54
Financial liability under option arrangements(2)(5)	12	—
Other non-financial liabilities(3)	10	7
Other financial liabilities (1)(4)	18	41
Total Non-current other liabilities	273	301
Total other liabilities	2,372	2,704
(1) Financial liability carried at amortized cost	1,887	2,112
(2) Financial liability carried at fair value through profit or loss	72	85
Financial liability under option arrangements on undiscounted basis (Refer to Note 2.5)	83	82
Financial liability towards contingent consideration on undiscounted basis (Refer to Note 2.10)	—	12

(3) Non-financial liabilities

(4) Deferred contract cost in Note 2.4 includes technology assets taken over by the Group from a customer as a part of transformation project which is not considered as distinct goods or services and the control related to the assets is not transferred to the Group in accordance with IFRS 15 - Revenue from contract with customers. Accordingly, the same has been considered as a reduction to the total contract value and accounted as Deferred contract cost. The Group has entered into financing arrangements with a third party for these assets. As at March 31, 2024 and March 31, 2023, the financial liability pertaining to such arrangements amounts to $45 million and $89 million, respectively. For the year ended March 31, 2023 $14 million was settled directly by the third party to the customer on behalf of the Group and accordingly considered as non-cash transaction.

(5) Represents liability related to options issued by the Group over the non-controlling interests in its subsidiaries.

Accrued expenses primarily relate to cost of technical sub-contractors, telecommunication charges, legal and professional charges, brand building expenses, overseas travel expenses and office maintenance and cost of third party software and hardware.